DEFERRED SUBSIDIES	12 Months Ended
Dec. 31, 2012
DEFERRED SUBSIDIES
15.	DEFERRED SUBSIDIES

During the year ended December 31, 2011 and 2012, Dalian Changzheng received grants of RMB240,240 and RMB35,960(US$5,772), respectively, from the government of China. This grant was initially deferred when received and will be used for research and development related to certain software and system development projects which were approved by the government. Upon the completion of the projects, the government grant will be recognized as either other income or as an offset to relevant research and development expenses.

There are no contingencies related to the grants.